Long-Term Debt (Details) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 16, 2019	Aug. 20, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Interest expense			$ 28,000	$ 7,000	$ 24,000	$ 4,852,000
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 30,000,000	$ 200,000,000					$ 230,000,000
Debt instrument, term	10 years	9 years
Debt instrument, stated interest rate	1.86%	1.87%
Long-term debt	$ 104,200,000				$ 0	235,100,000
Interest expense						$ 4,800,000